LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
Schedule of computation of basic and diluted net loss per share

	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	(As Restated)	(As Restated)	(As Restated)	(As Restated)
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(291,470)	(111,321)	(467,563)	(132,545)	(677,086)	(109,126)	(160,440)	(25,858)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Denominator used for loss per share	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Loss per share — basic	(0.17)	(0.17)	(0.20)	(0.20)	(0.25)	(0.04)	(0.25)	(0.04)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted computation	(291,470)	(111,321)	(467,563)	(132,545)	(677,086)	(109,126)	(160,440)	(25,858)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(111,321)	—	(132,545)	—	(160,440)	(25,858)	—	—
Allocation of undistributed losses	(402,791)	(111,321)	(600,108)	(132,545)	(837,526)	(134,984)	(160,440)	(25,858)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Conversion of Class B to Class A ordinary shares	659,561,893	—	659,561,893	—	651,011,899	651,011,899	—	—
Denominator used for loss per share	2,386,474,188	659,561,893	2,986,223,088	659,561,893	3,398,404,551	3,398,404,551	651,011,899	651,011,899
Loss per share — diluted	(0.17)	(0.17)	(0.20)	(0.20)	(0.25)	(0.04)	(0.25)	(0.04)